Document and Entity Information	12 Months Ended
Dec. 31, 2025
Entity Information [Line Items]
Document Type	11-K
Entity Registrant Name	UMB Financial Corporation
Amendment Flag	false
Entity Central Index Key	0000101382
EBP 001
Entity Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Entity Registrant Name	UMB Financial Corporation
Amendment Flag	false
Entity Central Index Key	0000101382
Document Fiscal Period Focus	FY